RESTRICTED CASH AND SHORT-TERM DEPOSITS (Details) $ in Thousands, € in Millions, t in Millions	1 Months Ended	12 Months Ended
	May 31, 2021 USD ($) t	Dec. 31, 2024 USD ($) guarantee	Dec. 31, 2024 EUR (€) guarantee	Dec. 31, 2023 USD ($)	Nov. 30, 2015 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits		$ 150,198		$ 92,245
Less: Amounts included in current restricted cash and short-term deposits		(75,579)		(18,115)
Long-term restricted cash		74,619		74,130
Performance guarantee | LNG Croatia and NFE's fleet
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits		$ 12,715		12,083
Performance guarantee | LNG Croatia
Restricted Cash and Cash Equivalents Items [Line Items]
Number of performance guarantees | guarantee		2	2
Performance guarantee | LNG Croatia | United States of America, dollars
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits		$ 1,300	€ 9.4
Term facility		10 years
Performance guarantee | LNG Croatia | Euro member countries, euro
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits | €			€ 9.1
Variable interest entity, primary beneficiary
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits		$ 17,472		18,085
Lease agreements
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits		949		1,081
FLNG Hilli facility
Restricted Cash and Cash Equivalents Items [Line Items]
Letter of credit available to project partner					$ 400,000
LNG production | t	3.6
Maximum borrowing capacity	$ 100,000
FLNG Hilli facility | Performance guarantee
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits		60,955		60,996	$ 305,000
Gimi facility | Performance guarantee
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits		$ 58,107		$ 0